Schedule of deferred tax (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Staff Numbers And Costs
Deferred tax assets	$ 6,040	$ 5,136	$ 4,668	$ 2,495
Deferred tax liabilities	$ (2,685)	(2,232)	(1,234)	(411)
Net deferred tax asset		$ 2,904	$ 3,434	$ 2,084